BNY Mellon Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.3%
Aerospace & Defense — .9%
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	1,750,000	1,863,879
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000	5,473,845
The Boeing Company, Sr. Unscd. Notes(a)	6.53	5/1/2034	3,825,000	4,069,018
				11,406,742
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,224,206	3,091,722
Automobiles & Components — .2%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000	2,702,374
Banks — 8.4%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	3,350,000	3,411,131
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b),(c)	6.13	4/27/2027	8,650,000	8,861,873
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	7,000,000	7,450,407
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,739,615
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,475,979
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	5,216,000	5,327,637
Credit Agricole SA, Sr. Notes(a)	6.32	10/3/2029	4,190,000	4,384,255
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	8,500,000	8,885,130
HSBC Holdings PLC, Sr. Unscd. Notes(c)	6.25	3/9/2034	5,610,000	5,963,736
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II(b),(c)	4.00	4/1/2025	5,475,000	5,420,598
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,000,000	7,646,609
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,505,562
Nordea Bank Abp, Jr. Sub. Notes(a),(b)	6.63	3/26/2026	4,280,000	4,308,484
Santander Holdings USA, Inc., Sr. Unscd. Notes	7.66	11/9/2031	6,800,000	7,551,130
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	8,000,000	8,454,780
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	8,863,640
UBS Group AG, Sr. Unscd. Notes(a)	1.31	2/2/2027	4,500,000	4,312,405
				113,562,971
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,983,982
Consumer Discretionary — .8%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	5,000,000	4,731,467
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	6,225,000	5,619,737
				10,351,204
Diversified Financials — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,742,488
Aircastle Ltd., Sr. Unscd. Notes(a)	2.85	1/26/2028	9,500,000	8,902,028
Apollo Debt Solutions BDC, Sr. Unscd. Notes(a)	6.70	7/29/2031	5,800,000	6,017,440
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000	5,528,437
BlackRock TCP Capital Corp., Sr. Unscd. Notes(c)	2.85	2/9/2026	3,800,000	3,685,196
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,297,459
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,355,359
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	5,814,630
				45,343,037
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,135,409

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.3% (continued)
Energy — 2.1%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000	3,424,846
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,316,688
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,065,846
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000	3,482,078
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	4,830,000	4,829,794
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,776,532
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	4,979,724
Whistler Pipeline LLC, Sr. Unscd. Notes(a)	5.95	9/30/2034	2,000,000	2,055,610
				28,931,118
Food Products — .4%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,445,998
Foreign Governmental — 1.8%
CDP Financial, Inc., Gtd. Notes(a),(c)	4.88	6/5/2029	3,500,000	3,574,873
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	4,130,000	3,413,437
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	4,130,000	3,558,087
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	3,500,000	3,532,072
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,026,680
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,647,906
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000	3,901,056
				23,654,111
Health Care — 2.1%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,627,221
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,154,297
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,637,846
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,589,150
HCA, Inc., Gtd. Notes	5.45	9/15/2034	2,800,000	2,798,198
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,522,082
				28,328,794
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,660,738
Information Technology — .3%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	4,315,982
Insurance — .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(b)	3.85	9/15/2025	1,900,000	1,871,113
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	6,224,156
				8,095,269
Internet Software & Services — 1.1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	6,405,173
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,875,974
Netflix, Inc., Sr. Unscd. Notes	4.90	8/15/2034	2,000,000	2,013,433
				15,294,580
Media — .2%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	3,000,000	3,072,086
Metals & Mining — .5%
Glencore Funding LLC, Gtd. Notes(a)	2.63	9/23/2031	4,775,000	4,117,603
Nucor Corp., Sr. Unscd. Notes(c)	3.13	4/1/2032	3,350,000	3,000,930
				7,118,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.3% (continued)
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000	2,558,686
Real Estate — .6%
Alexandria Real Estate Equities, Inc., Gtd. Notes(c)	2.95	3/15/2034	4,775,000	4,030,115
Prologis LP, Sr. Unscd. Notes(c)	2.25	1/15/2032	2,825,000	2,406,005
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	1,900,000	1,885,120
				8,321,240
Retailing — .3%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,609,219
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc., Gtd. Notes(a)	2.45	2/15/2031	4,000,000	3,489,936
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	6,000,000	4,934,726
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	5,275,000	5,304,031
Intel Corp., Sr. Unscd. Notes(c)	5.60	2/21/2054	4,800,000	4,554,147
				18,282,840
Technology Hardware & Equipment — .3%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	4,800,000	3,672,067
Telecommunication Services — 2.0%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	9,037,511
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000	4,900,622
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	10,685,000	7,978,648
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000	5,382,357
				27,299,138
Transportation — .4%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	5,000,000	4,954,022
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,397,573	4,489,206
U.S. Government Agencies Mortgage-Backed — 28.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			5,035,344	3,800,483
2.00%, 8/1/2041-2/1/2052(d)			23,433,963	18,797,717
2.50%, 3/1/2042-12/1/2051(d)			15,878,347	13,679,656
3.00%, 11/1/2051-5/1/2052(d)			22,453,436	19,611,137
3.50%, 7/1/2047-11/1/2047(d)			17,928,508	16,518,637
4.00%, 1/1/2052(d)			8,194,639	7,683,442
5.00%, 11/1/2052-9/1/2054(d)			24,549,105	24,250,703
5.50%, 4/1/2054-9/1/2054(d)			31,614,020	31,692,926
6.00%, 9/1/2054(d)			8,619,744	8,735,886
Federal National Mortgage Association:
1.50%, 1/1/2042(d)			5,051,202	4,112,141
2.00%, 10/1/2050-4/1/2052(d)			43,512,962	35,224,754
2.50%, 6/1/2051-3/1/2052(d)			43,775,372	36,754,855
3.00%, 5/1/2052(d)			10,048,691	8,847,146
3.50%, 3/1/2048(d)			9,532,705	8,779,014
4.00%, 4/1/2052-9/1/2052(d)			19,065,954	17,864,324
4.50%, 10/1/2052(d)			6,245,625	6,028,305
5.50%, 5/1/2054-10/1/2054(d)			17,136,999	17,146,623
6.00%, 9/1/2054-11/1/2054(d)			14,642,759	14,834,659

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.3% (continued)
U.S. Government Agencies Mortgage-Backed — 28.1% (continued)
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			19,206,501	15,561,980
2.50%, 5/20/2051			10,339,537	8,644,079
3.00%, 6/20/2050-11/20/2051			14,095,150	12,492,778
3.50%, 1/20/2052-9/20/2053			11,463,523	10,493,154
4.00%, 2/20/2051-6/20/2051			7,878,370	7,322,164
4.50%, 7/20/2052			7,716,145	7,464,190
6.50%, 8/20/2054			7,596,285	7,731,258
7.00%, 8/20/2054			8,485,489	8,730,280
7.50%, 7/20/2054			6,588,537	6,811,770
				379,614,061
U.S. Treasury Securities — 41.3%
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000	2,065,830
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000	14,271,016
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000	10,896,973
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	15,611,820
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000	17,099,903
U.S. Treasury Bonds	4.00	11/15/2052	17,750,000	16,553,955
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,827,788
U.S. Treasury Bonds	4.25	8/15/2054	5,750,000	5,625,117
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000	1,533,743
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000	8,203,042
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	6,526,350	6,330,313
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	10,226,000	9,827,111
U.S. Treasury Notes(c)	2.38	5/15/2027	9,500,000	9,111,836
U.S. Treasury Notes	2.88	4/30/2029	7,635,000	7,258,171
U.S. Treasury Notes	3.25	6/30/2029	18,455,000	17,801,866
U.S. Treasury Notes	3.25	6/30/2027	9,260,000	9,064,310
U.S. Treasury Notes	3.38	9/15/2027	20,250,000	19,860,029
U.S. Treasury Notes(c)	3.50	9/30/2029	25,000,000	24,358,399
U.S. Treasury Notes	3.63	3/31/2030	12,250,000	11,970,786
U.S. Treasury Notes	3.63	8/31/2029	2,750,000	2,695,752
U.S. Treasury Notes	3.63	9/30/2031	16,750,000	16,250,117
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,050,928
U.S. Treasury Notes	3.75	8/31/2026	2,000,000	1,984,063
U.S. Treasury Notes(c)	3.75	8/31/2031	10,500,000	10,264,365
U.S. Treasury Notes(c)	3.88	8/15/2034	25,000,000	24,365,234
U.S. Treasury Notes(c)	4.00	2/28/2030	13,000,000	12,935,000
U.S. Treasury Notes	4.00	7/31/2030	20,250,000	20,134,116
U.S. Treasury Notes	4.00	2/15/2034	8,250,000	8,127,539
U.S. Treasury Notes(c)	4.13	8/31/2030	13,500,000	13,501,318
U.S. Treasury Notes(c)	4.13	7/31/2031	20,750,000	20,742,705
U.S. Treasury Notes	4.13	10/31/2031	3,750,000	3,748,828
U.S. Treasury Notes(c)	4.13	11/15/2027	3,000,000	3,001,055
U.S. Treasury Notes	4.25	6/30/2031	25,000,000	25,172,851
U.S. Treasury Notes	4.25	6/30/2029	17,750,000	17,858,164

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.3% (continued)
U.S. Treasury Securities — 41.3% (continued)
U.S. Treasury Notes(c)	4.25	11/15/2034	4,250,000	4,269,590
U.S. Treasury Notes	4.38	8/31/2028	10,250,000	10,337,886
U.S. Treasury Notes	4.38	5/15/2034	25,000,000	25,345,703
U.S. Treasury Notes	4.50	11/15/2033	17,250,000	17,649,580
U.S. Treasury Notes	4.50	5/31/2029	4,500,000	4,574,443
U.S. Treasury Notes(c)	4.50	4/15/2027	12,000,000	12,093,516
U.S. Treasury Notes	4.63	4/30/2031	19,675,000	20,221,058
U.S. Treasury Notes	4.63	5/15/2054	1,500,000	1,559,766
U.S. Treasury Notes	4.63	5/31/2031	25,000,000	25,695,801
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,174,379
U.S. Treasury Notes	4.88	5/31/2026	13,500,000	13,618,125
				557,643,890
Utilities — .3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,350,000	3,423,894
Total Bonds and Notes (cost $1,391,513,972)				1,340,362,913

	1-Day Yield (%)	Shares
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $2,757,087)	4.67	2,757,087	2,757,087
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $12,440,600)	4.67	12,440,600	12,440,600
Total Investments (cost $1,406,711,659)		100.4%	1,355,560,600
Liabilities, Less Cash and Receivables		(.4)%	(5,105,425)
Net Assets		100.0%	1,350,455,175

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $78,089,523 or 5.8% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $148,346,294 and the value of the collateral was
$152,278,370, consisting of cash collateral of $12,440,600 and U.S. Government & Agency securities valued at $139,837,770.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	372,402,959	—	372,402,959
Foreign Governmental	—	23,654,111	—	23,654,111
Municipal Securities	—	2,558,686	—	2,558,686
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	4,489,206	—	4,489,206
U.S. Government Agencies Mortgage-Backed	—	379,614,061	—	379,614,061
U.S. Treasury Securities	—	557,643,890	—	557,643,890
Investment Companies	15,197,687	—	—	15,197,687

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized depreciation on investments was $51,151,059, consisting of $9,775,029 gross unrealized appreciation and $60,926,088 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.